Note 2 - Equity Compensation Plans and Capital Stock	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
2
.
EQUITY COMPENSATION PLANS
AND CAPITAL STOCK

The Company maintains the Friedman Industries, Incorporated
2016
Restricted Stock Plan (the “Plan”). The Plan is administered by the Compensation Committee (the “Committee”) of the Board of Directors (the “Board”) and continues indefinitely until terminated by the Board or until all shares allowed by the Plan have been awarded and earned. The aggregate number of shares of the Company’s Common Stock eligible for award under the Plan is
500,000
shares. Subject to the terms and provisions of the Plan, the Committee may,
from time to time, select the employees, directors or consultants to whom awards will be granted and shall determine the amount and applicable restrictions of each award. Forfeitures are accounted for upon their occurrence.

The following table summarizes the activity related to restricted stock awards for the two
years ended
March 31, 2020:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at March 31, 2018	210,000	$6.88
Cancelled or forfeited	(50,000)	6.88
Granted	20,000	8.23
Vested	—	—
Unvested at March 31, 2019	180,000	$7.03
Cancelled or forfeited	—	—
Granted	90,000	5.05
Vested	—	—
Unvested at March 31, 2020	270,000	$6.37

Of the
270,000
unvested shares at
March 31, 2020,
160,000
shares have
five
year cliff vesting restrictions with vesting occurring on
January 4, 2022,
20,000
shares have
five
year cliff vesting restrictions with vesting occurring on
April 1, 2024,
20,000
shares have
two
year cliff vesting restrictions with vesting occurring on
March 13, 2021
and
70,000
shares will vest in equal amounts each year for
five
years commencing on
April 1, 2020.
Compensation expense is recognized over the requisite service period applicable to each award. The Company recorded compensation expense of
$332,944
and
$137,598
in fiscal
2020
and
2019,
respectively, relating to the stock awards issued under the Plan. Subsequent to
March 31, 2020,
restricted stock awards of
11,000
shares total were granted with a grant date fair value of
$4.53
per share and
one
year cliff vesting restrictions with vesting occurring on
April 1, 2021.
As of
March 31, 2020,
unrecognized compensation expense related to stock awards was approximately
$885,000,
which is expected to be recognized over a weighted average period of approximately
3.1
years.

The Company has
1,000,000
authorized shares of Cumulative Preferred Stock with a par value of
$1
 per share. The stock
may
be issued in
one
or more series, and the Board of Directors is authorized to fix the designations, preferences, rights, qualifications, limitations and restrictions of each series, except that any series must provide for cumulative dividends and must be convertible into Common Stock. There were no
shares of Cumulative Preferred Stock issued as of
March
31,
2020
or
March
31,
2019.